Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series
Schedule of investments
March 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Mortgage-Backed			Corporate Bonds (continued)
Securities - 14.35%			Banking (continued)
Fannie Mae S. F. 30 yr			PNC Bank
4.50% 1/1/43	271,524	$ 297,210	2.70% 11/1/22	10,000	$ 10,140
4.50% 2/1/44	172,012	190,607	Regions Financial
4.50% 4/1/44	202,071	223,916	2.75% 8/14/22	25,000	24,751
4.50% 11/1/44	264,460	291,982	3.80% 8/14/23	50,000	50,714
4.50% 10/1/45	603,296	660,306	Truist Bank
4.50% 5/1/48	140,923	151,871	2.15% 12/6/24	250,000	248,134
5.00% 5/1/48	414,563	448,812	2.636% 9/17/29 µ	215,000	206,215
5.50% 5/1/44	226,938	256,800	UBS Group 144A 3.00% 4/15/21 #	200,000	200,447
Freddie Mac S. F. 30 yr			US Bancorp 3.375% 2/5/24	55,000	58,523
4.00% 9/1/49	417,364	454,037	US Bank 2.05% 10/23/20	355,000	354,741
4.50% 7/1/45	51,405	56,318			3,356,372
4.50% 4/1/49	182,825	196,627	Basic Industry - 0.20%
5.00% 7/1/45	627,444	695,892	Georgia-Pacific 144A 5.40% 11/1/20 #	60,000	60,579
5.00% 8/1/48	346,800	374,733			60,579
Total Agency Mortgage-Backed			Capital Goods - 1.23%
Securities (cost $4,268,112)		4,299,111	Carrier Global 144A 2.242% 2/15/25 #	25,000	24,498
Agency Obligation - 1.01%			General Electric
Federal National Mortgage Association			2.121% (LIBOR03M + 0.38%)
1.50% 11/30/20	300,000	301,996	5/5/26 •	5,000	4,057
Total Agency Obligation			2.70% 10/9/22	35,000	34,471
(cost $299,768)		301,996	Otis Worldwide 144A 2.056% 4/5/25 #	60,000	58,859
			Roper Technologies 2.35% 9/15/24	145,000	141,238
Corporate Bonds - 30.72%			Waste Management 2.95% 6/15/24	105,000	106,971
Banking - 11.20%					370,094
Bank of America			Communications - 1.58%
3.458% 3/15/25 µ	80,000	82,631	AT&T 1.964% (LIBOR03M + 1.18%)
5.625% 7/1/20	180,000	181,139	6/12/24 •	140,000	130,103
Citizens Bank 2.424% (LIBOR03M +			Crown Castle International 5.25%
0.72%) 2/14/22 •	250,000	235,569	1/15/23	50,000	53,097
Citizens Financial Group 2.85%			Fox
7/27/26	110,000	107,534	144A 3.666% 1/25/22 #	160,000	163,533
DNB Boligkreditt 144A 2.50% 3/28/22 #.	500,000	517,650	144A 4.03% 1/25/24 #	100,000	104,093
Fifth Third Bancorp			Verizon Communications 3.15%
2.375% 1/28/25	35,000	34,157	3/22/30	20,000	21,553
3.65% 1/25/24	35,000	36,466			472,379
Goldman Sachs Group 3.50% 4/1/25	20,000	20,317
Huntington Bancshares 2.30% 1/14/22 .	65,000	64,463	Consumer Cyclical - 0.32%
JPMorgan Chase & Co.			General Motors Financial
4.023% 12/5/24 µ	330,000	350,167	3.45% 4/10/22	50,000	46,215
4.60%µy	50,000	43,823	4.15% 6/19/23	30,000	27,322
5.00% µy	60,000	56,292	Mastercard 3.30% 3/26/27	20,000	21,766
Morgan Stanley					95,303
2.75% 5/19/22	25,000	25,286	Consumer Non-Cyclical - 4.83%
2.954% (LIBOR03M + 1.22%)			AbbVie 144A 2.60% 11/21/24 #	90,000	91,618
5/8/24•	145,000	139,109	Amgen 2.20% 2/21/27	80,000	79,969
3.622% 4/1/31 µ	35,000	36,502	Anheuser-Busch InBev Worldwide
3.737% 4/24/24 µ	25,000	25,778	4.15% 1/23/25	355,000	383,591
PNC Bank			Bristol-Myers Squibb 144A 2.90%
1.206% (LIBOR03M + 0.31%)			7/26/24 #	130,000	138,047
6/10/21•	250,000	245,824	Cigna 3.20% 9/17/20	490,000	490,746

NQ-FL8 [3/20] 5/20 (1179290) Limited Duration Bond Series-1

Delaware VIP® Limited Duration Bond Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Technology (continued)
CVS Health 3.35% 3/9/21	110,000	$ 110,795	International Business Machines 3.00%
Keurig Dr Pepper 3.551% 5/25/21	60,000	60,747	5/15/24	100,000	$104,767
Molson Coors Beverage 2.10%			Microchip Technology
7/15/21	95,000	92,908	3.922% 6/1/21	30,000	29,252
		1,448,421	4.333% 6/1/23	55,000	54,900
Electric - 3.58%			NXP 144A 4.875% 3/1/24 #	165,000	176,476
AEP Texas 2.40% 10/1/22	140,000	141,110			449,821
CenterPoint Energy 3.85% 2/1/24	70,000	71,145	Transportation - 2.44%
Cleveland Electric Illuminating 5.50%			Heathrow Funding 144A 4.875%
8/15/24	115,000	134,165	7/15/21 #	691,000	730,094
Duke Energy					730,094
1.80% 9/1/21	75,000	74,546	Total Corporate Bonds
4.875% µy	65,000	54,645
			(cost $9,537,382)		9,206,403
Entergy 4.00% 7/15/22	90,000	92,456
Entergy Louisiana 4.05% 9/1/23	10,000	10,235	Non-Agency Asset-Backed
Exelon 2.85% 6/15/20	85,000	84,994	Securities - 19.22%
IPALCO Enterprises 3.45% 7/15/20	115,000	114,991	Americredit Automobile Receivables
NextEra Energy Capital Holdings 3.15%			Trust
4/1/24	100,000	102,525	Series 2019-1 B 3.13% 2/18/25	300,000	300,578
NRG Energy 144A 3.75% 6/15/24 #	95,000	94,309	ARI Fleet Lease Trust
Vistra Operations 144A 3.55%			Series 2019-A A2B 144A 1.185%
7/15/24 #	105,000	99,020	(LIBOR01M + 0.48%) 11/15/27 #•	150,000	146,831
		1,074,141	BMW Vehicle Lease Trust
Energy - 2.16%			Series 2018-1 A3 3.26% 7/20/21	100,000	100,099
Continental Resources 3.80% 6/1/24	70,000	35,438	CarMax Auto Owner Trust
Energy Transfer Operating			Series 2018-2 B 3.37% 10/16/23	150,000	151,921
5.25% 4/15/29	45,000	38,184	Chase Issuance Trust
7.125% µy	75,000	45,231	Series 2016-A3 A3 1.255%
Exxon Mobil 2.019% 8/16/24	130,000	130,105
			(LIBOR01M + 0.55%) 6/15/23 •	300,000	297,366
Marathon Oil 2.80% 11/1/22	55,000	42,152
			Citibank Credit Card Issuance Trust
ONEOK 7.50% 9/1/23	115,000	114,658
Sabine Pass Liquefaction 5.75%			Series 2018-A1 A1 2.49% 1/20/23	300,000	302,190
			Discover Card Execution Note Trust
5/15/24	110,000	103,425
			Series 2015-A4 A4 2.19% 4/17/23	900,000	889,473
Schlumberger Holdings 144A 3.75%
			Series 2018-A3 A3 0.935%
5/1/24 #	145,000	137,485
			(LIBOR01M + 0.23%) 12/15/23 •	150,000	148,158
		646,678	Ford Credit Auto Lease Trust
Finance Companies - 1.36%			Series 2019-B A2A 2.28% 2/15/22	288,204	288,339
Aviation Capital Group			Ford Credit Auto Owner Trust
144A 2.875% 1/20/22 #	130,000	117,584	Series 2017-A A3 1.67% 6/15/21	74,491	74,465
144A 4.375% 1/30/24 #	10,000	9,044	Series 2017-C A3 2.01% 3/15/22	174,521	174,552
144A 7.125% 10/15/20 #	200,000	197,787	GM Financial Automobile Leasing Trust
Avolon Holdings Funding			Series 2018-2 B 3.31% 4/20/22	100,000	100,212
144A 3.95% 7/1/24 #	85,000	71,273	Hertz Vehicle Financing II
144A 4.375% 5/1/26 #	15,000	12,052	Series 2017-1A A 144A
		407,740	2.96% 10/25/21 #	300,000	295,144
Insurance - 0.32%			Hyundai Auto Lease Securitization Trust
Equitable Holdings 3.90% 4/20/23	95,000	94,781	Series 2018-A A3 144A
		94,781	2.81% 4/15/21 #	154,966	154,919
Technology - 1.50%			Hyundai Auto Receivables Trust
Global Payments 2.65% 2/15/25	85,000	84,426	Series 2019-B A2 1.93% 7/15/22	550,000	548,652

NQ-FL8 [3/20] 5/20 (1179290) Limited Duration Bond Series-2

Delaware VIP® Limited Duration Bond Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			US Treasury Obligations (continued)
Securities (continued)			US Treasury Notes
John Deere Owner Trust			1.75% 12/31/24	385,000	$410,040
Series 2019-A A3 2.91% 7/17/23	200,000	$203,557	Total US Treasury Obligations
Kubota Credit Owner Trust			(cost $6,601,435)		6,756,032
Series 2018-1A A3 144A
3.10% 8/15/22 #	210,000	210,520		Number of
Mercedes-Benz Auto Lease Trust				shares
Series 2019-B A2 2.01% 12/15/21	300,000	299,699	Short-Term Investments - 10.80%
Santander Drive Auto Receivables Trust			Money Market Mutual Funds - 1.19%
Series 2018-2 B 3.03% 9/15/22	130,687	130,726	BlackRock FedFund - Institutional Shares
Tesla Auto Lease Trust			(seven-day effective yield 0.33%)	71,195	71,195
Series 2018-B A 144A			Fidelity Investments Money Market
3.71% 8/20/21 #	429,520	431,457	Government Portfolio - Class I
Toyota Auto Receivables Owner Trust			(seven-day effective yield 0.30%)	71,196	71,196
Series 2017-D A3 1.93% 1/18/22	135,217	135,169	GS Financial Square Government Fund -
Verizon Owner Trust			Institutional Shares (seven-day
Series 2017-2A A 144A			effective yield 0.34%)	71,196	71,196
1.92% 12/20/21 #	143,951	143,458	Morgan Stanley Government Portfolio -
Series 2018-A A1A 3.23% 4/20/23	230,000	232,766	Institutional Share Class (seven-day
Total Non-Agency Asset-Backed			effective yield 0.22%)	71,196	71,196
Securities (cost $5,770,419)		5,760,251	State Street Institutional US Government
US Treasury Obligations - 22.55%			Money Market Fund - Investor Class
US Treasury Bond			(seven-day effective yield 0.24%)	71,196	71,196
2.00% 2/15/50	5,000	5,810			355,979
US Treasury Floating Rate Note				Principal
0.239% (USBMMY3M + 0.154%)				amount°
1/31/22 •	415,000	415,031	US Treasury Obligation - 9.61% `
US Treasury Notes			US Treasury Bill 2.75% 11/30/20	2,830,000	2,879,138
0.50% 3/31/25	705,000	709,530			2,879,138
1.125% 2/28/25	1,490,000	1,545,875	Total Short-Term Investments
1.375% 1/31/25	565,000	592,058	(cost $3,185,506)		3,235,117
1.50% 10/31/21	2,310,000	2,356,967
1.75% 7/31/24	680,000	720,721

Total Value of Securities - 98.65%
(cost $29,662,622)					29,558,910
Receivables and Other Assets Net of Liabilities - 1.35%					405,914
Net Assets Applicable to 3,096,012 Shares Outstanding - 100.00%					$29,964,824

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $4,386,777 which represents 14.64% of the Series’ net assets.
`    The rate shown is the effective yield at the time of purchase.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-FL8 [3/20] 5/20 (1179290) Limited Duration Bond Series-3

Delaware VIP® Limited Duration Bond Series
Schedule of investments (continued)

Summary of abbreviations:
GS - Goldman Sachs
ICE - Intercontinental Exchange
LIBOR - London interbank offered rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
S.F. - Single Family
USBMMY3M - US Treasury 3 Month Bill Money Market Yield
USD - US Dollar
yr-Year

NQ-FL8 [3/20] 5/20 (1179290) Limited Duration Bond Series-4